Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin  53212

January 2, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the Aristotle Strategic Credit Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Aristotle Strategic Credit Fund (the “Fund”) do not differ from that contained in Post-Effective Amendment No. 586 to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on December 19, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/Rita Dam
Rita Dam
Treasurer